Pay vs Performance Disclosure - USD ($)				12 Months Ended
	Jan. 01, 2022	Nov. 18, 2021	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Income (millions)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2022	$8,676,829	$9,652,490	$2,107,321	$2,260,206	$106.81	$9.3
2021	$9,403,404	$10,097,265	$3,399,744	$3,560,245	$104.71	$37.8

Named Executive Officers, Footnote [Text Block]				The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Quadracci (our Chairman, President and Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”The dollar amounts reported in column (d) represent the average of the amounts reported for our named executive officers (NEOs) as a group (excluding Mr. Quadracci) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Quadracci) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Staniak, Honan and Ashworth and Ms. Kent and (ii) for 2021, Messrs. Frankowski, Honan and Ashworth and Ms. Kent.
PEO Total Compensation Amount				$ 8,676,829	$ 9,403,404
PEO Actually Paid Compensation Amount				$ 9,652,490	10,097,265
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Quadracci, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Quadracci during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Quadracci’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Awards Adjustments(b)	Compensation Actually Paid to PEO
2022	$8,676,829	$1,482,356	$2,458,017	$9,652,490
2021	$9,403,404	$987,665	$1,681,526	$10,097,265
______________________________
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Options Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments(i)
2022	$1,512,003	$39,732	$—	$500,484	$—	$405,798	$2,458,017
2021	$1,034,204	$103,727	$—	$102,842	$—	$440,753	$1,681,526
______________________________
(i)During 2021 and 2022, Mr. Quadracci held options to purchase 39,881 shares of our class A common stock with an exercise price of $14.14, which expired unexercised on January 1, 2022. During 2021, Mr. Quadracci held options to purchase 119,643 shares of our class A common stock with an exercise price of $41.26, which expired unexercised on January 1, 2021, and options to purchase 37,348 shares of our class A common stock with an exercise price of $13.47, which expired unexercised on November 18, 2021. Based on the fair value of our class A common stock
				relative to the exercise price, all of these options were assigned a $0 value on each of December 31, 2020 and December 31, 2021 for purposes of this disclosure.
Non-PEO NEO Average Total Compensation Amount				$ 2,107,321	3,399,744
Non-PEO NEO Average Compensation Actually Paid Amount				$ 2,260,206	3,560,245
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our NEOs as a group (excluding Mr. Quadracci), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Quadracci) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Quadracci) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,107,321	$339,708	$492,593	$2,260,206
2021	$3,399,744	$246,917	$407,418	$3,560,245
______________________________
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Options Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments(i)
2022	$346,502	$3,134	$—	$78,946	$—	$64,011	$492,593
2021	$258,552	$12,966	$—	$25,711	$—	$110,189	$407,418
______________________________
				(i)During 2021, the NEOs (excluding Mr. Quadracci) as a group, held in the aggregate options to purchase 33,500 shares of our class A common stock with an exercise price of $41.26, which expired unexercised on January 1, 2021. Based on the fair value of our class A common stock relative to the exercise price, all of these options were assigned a $0 value on December 31, 2020 for purposes of this disclosure.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graph illustrates the relationship between compensation actually paid to our PEO (Mr. Quadracci) and the average compensation actually paid to our NEOs as a group (excluding Mr. Quadracci) and our cumulative TSR assuming an initial fixed investment on December 31, 2020 of $100 over the two years presented in the table.

Compensation Actually Paid vs. Net Income [Text Block]
The following graph illustrates the relationship between compensation actually paid to our PEO (Mr. Quadracci) and the average compensation actually paid to our NEOs as a group (excluding Mr. Quadracci) and our net income over the two years presented in the table.

Total Shareholder Return Amount				$ 106.81	104.71
Net Income (Loss)				$ 9,300,000	$ 37,800,000
PEO Name				Mr. Quadracci	Mr. Quadracci
Additional 402(v) Disclosure [Text Block]				Cumulative TSR is calculated by dividing the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 1,482,356	$ 987,665
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,458,017	1,681,526
Adjustment to Compensation Amount, Options, Number of Shares	39,881	37,348	119,643
Adjustment to Compensation Amount, Options, Weighted Average Exercise Price	$ 14.14	$ 13.47	$ 41.26
Adjustment to Compensation Amount, Options, Fair Value					0	$ 0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				1,512,003	1,034,204
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				39,732	103,727
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				500,484	102,842
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				405,798	440,753
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				339,708	246,917
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				492,593	407,418
Adjustment to Compensation Amount, Options, Number of Shares			33,500
Adjustment to Compensation Amount, Options, Weighted Average Exercise Price			$ 41.26
Adjustment to Compensation Amount, Options, Fair Value						$ 0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				346,502	258,552
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				3,134	12,966
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				78,946	25,711
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				$ 64,011	$ 110,189